Cover	May 30, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2023
Entity File Number	001-40707
Entity Registrant Name	Global System Dynamics, Inc
Entity Central Index Key	0001843248
Entity Tax Identification Number	86-1458374
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	815 Walker Street
Entity Address, Address Line Two	Ste. 1155
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(740)
Local Phone Number	229-0829
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	GSDWU
Security Exchange Name	NASDAQ
Shares of Class A common stock included as part of the units
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	GSD
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units
Trading Symbol	GSDWW
Security Exchange Name	NASDAQ